ACQUISITION OF BUSINESSES - Energy (Details) - Energy - Service And Swabbing Rig Assets Bundle - USD ($) $ in Millions		12 Months Ended
	Nov. 05, 2017	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 1
Consideration transferred, acquisition-date fair value	$ 12
Proportion of ownership interest in subsidiary	40.00%
Percentage of voting equity interests acquired	73.00%
Gain recognised in bargain purchase transaction	$ 7
Revenue of acquiree since acquisition date		$ 3
Profit (loss) of acquiree since acquisition date		1
Revenue of acquiree as if combination occurred at beginning of period		13
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 2